Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Alger ETF Trust
Entity Central Index Key	0001807486
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000222788 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap 40 ETF
Class Name	Alger Mid Cap 40 ETF
Trading Symbol	FRTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Mid Cap 40 ETF (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap 40 ETF	$32	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 153,977,381
Holdings Count | Holding	41	[2]
Investment Company Portfolio Turnover	131.53%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$153,977,381
Total number of portfolio holdings[1]	41
Portfolio turnover rate	131.53%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.3%
Health Care	17.6%
Industrials	28.2%
Information Technology	38.7%
Materials	1.4%
Utilities	1.4%
Short-Term Investments and Other Net Assets	6.4%
100.0%
†	Based on net assets

C000222789 [Member]
Shareholder Report [Line Items]
Fund Name	Alger 35 ETF
Class Name	Alger 35 ETF
Trading Symbol	ATFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger 35 ETF (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 ETF	$30	0.56%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[3]
Net Assets	$ 216,835,028
Holdings Count | Holding	35	[4]
Investment Company Portfolio Turnover	68.04%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$216,835,028
Total number of portfolio holdings[1]	35
Portfolio turnover rate	68.04%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.8%
Consumer Discretionary	8.0%
Financials	1.0%
Health Care	8.6%
Industrials	7.0%
Information Technology	53.2%
Utilities	3.5%
Short-Term Investments and Other Net Assets	0.9%
100.0%
†	Based on net assets

C000248577 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity ETF
Class Name	Alger Concentrated Equity ETF
Trading Symbol	CNEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Concentrated Equity ETF (“Fund”) for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity ETF	$31	0.57%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%	[5]
Net Assets	$ 739,748,345
Holdings Count | Holding	30	[6]
Investment Company Portfolio Turnover	32.43%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$739,748,345
Total number of portfolio holdings[1]	30
Portfolio turnover rate	32.43%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	9.7%
Financials	1.5%
Health Care	4.3%
Industrials	11.8%
Information Technology	52.8%
Utilities	2.9%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets

C000248578 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters ETF
Class Name	Alger AI Enablers & Adopters ETF
Trading Symbol	ALAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger AI Enablers & Adopters ETF (“Fund”) for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters ETF	$34	0.60%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%	[7]
Net Assets	$ 449,055,774
Holdings Count | Holding	76	[8]
Investment Company Portfolio Turnover	89.03%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$449,055,774
Total number of portfolio holdings[1]	76
Portfolio turnover rate	89.03%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	18.6%
Consumer Discretionary	10.5%
Financials	3.1%
Health Care	2.4%
Industrials	3.5%
Information Technology	59.3%
Materials	0.6%
Utilities	2.2%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets

C000255343 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Russell Innovation ETF
Class Name	Alger Russell Innovation ETF
Trading Symbol	INVN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alger Russell Innovation ETF (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the semi-annual report by contacting us at (800) 223-3810.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Russell Innovation ETF	$27	0.55%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[9]
Net Assets	$ 9,640,430
Holdings Count | Holding	50	[10]
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended June 30, 2026.
Fund net assets	$9,640,430
Total number of portfolio holdings[1]	50
Portfolio turnover rate	41.00%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	6.3%
Consumer Discretionary	8.3%
Consumer Staples	2.3%
Financials	4.3%
Health Care	20.5%
Industrials	3.9%
Information Technology	52.9%
Real Estate	1.8%
Short-Term Investments and Other Net Assets	(0.3)%
100.0%
†	Based on net assets

[1]	Annualized.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[3]	Annualized.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[5]	Annualized.
[6]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[7]	Annualized.
[8]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[9]	Annualized.
[10]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.